EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
EQUITY
EQUITY

NOTE 10 – EQUITY

Preferred Stock

The preferred shares outstanding on December 31, 2024 and September 30, 2024, were 2,000,000 and 2,000,000, respectively.

Common Stock

Total common shares outstanding at December 31, 2024 and September 30, 2024 were 58,608,825 and 58,608,825, respectively.

NOTE 11 – EQUITY

Preferred Stock

The number of preferred shares outstanding on September 30, 2023, and September 30, 2022, was 0 and 0, respectively.

Common Stock

On February 3, 2023, the Company entered into a definitive agreement with MEDcann Industries in which MEDcann agreed to purchase 40 million common shares at $0.00125 for a total of $50,000 as disclosed in Form 8k filed with the SEC on 2-10-2023. To date MEDcann has paid $30,000 towards the total purchase price.

On June 14, 2023, the Company entered into a definitive agreement with Gibraltar Securities in which Gibraltar was issued 2,000,000 at FMV of $0.1755 for a total of $351,000 as payment in full for services rendered.

On June 21, 2023, the Company sold 4,000,000 shares of common at $0.00125 per share or a total of $5,000.

On January 1, 2024 to July 3, 2024 the Company issued 3,300,000 shares of commons stock for a total of $254,000, at $0.0769 per share.

Total common shares outstanding at September 30, 2024, and 2023 were 58,608,825 and 55,308,825, respectively. (See Note 4 – Merger Transaction for further details on share transfers.)